Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	03/01/14-03/31/14
Determination Date	4/9/2014
Distribution Date	4/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$382,906,384.91
2.	Collections allocable to Principal				$17,347,239.55
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$955,664.85

5.	Pool Balance on the close of the last day of the related Collection Period				$364,603,480.51
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				33,386
7.	Initial Pool Balance				$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$203,056,384.69		$184,753,480.29
	d.	Class A-4 Note Balance	$120,680,000.00		$120,680,000.00
	e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

	h.	Note Balance (sum a - g)	$378,056,384.69		$359,753,480.29

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.7050569		0.6415051
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3897489		0.3708799

10.	Overcollateralization Target Amount				$4,850,000.22

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,850,000.22

12.	Weighted Average Coupon			%	8.80%
13.	Weighted Average Original Term			months	66.64
14.	Weighted Average Remaining Term			months	36.87

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,780,451.13
	b.	Liquidation Proceeds allocable to Finance Charge			$1,074.21
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,781,525.34

16.	Principal:
	a.	Collections allocable to Principal			$17,347,239.55
	b.	Liquidation Proceeds allocable to Principal			$684,645.12
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$18,031,884.67

17.	Total Finance Charge and Principal Collections (15d+16d)				$20,813,410.01
18.	Interest Income from Collection Account				$888.27
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$20,814,298.28

Available Funds

21.	Available Collections		$20,814,298.28
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$20,814,298.28

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$319,088.65
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$319,088.65

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$150,600.15
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$150,600.15

	m.	Class A-4 Monthly Interest	$125,708.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$125,708.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$29,876.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$29,876.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,010.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,010.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,461.75
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,461.75

34.	Quaternary Principal Distributable Amount		$13,452,904.18

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$14,155,149.06

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,850,000.22

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,781,525.34
	b.	Total Daily Deposits of Principal Collections	$18,031,884.67
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$888.27

	e.	Total Deposits to Collection Account (sum a - d)	$20,814,298.28

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$319,088.65
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,683,560.63
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,809,149.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$20,814,298.28

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$150,600.15
	d.	Class A-4 Interest Distribution	$125,708.33
	e.	Class B Interest Distribution	$29,876.00
	f.	Class C Interest Distribution	$32,010.00
	g.	Class D Interest Distribution	$42,461.75
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$18,302,904.40
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$18,683,560.63

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$18,453,504.55
	d.	Class A-4 Distribution	$125,708.33
	e.	Class B Distribution	$29,876.00
	f.	Class C Distribution	$32,010.00
	g.	Class D Distribution	$42,461.75

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$18,683,560.63

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,809,149.00
	b.	Reserve Account surplus (Ln 55)	$125.97

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,809,274.97

46.	Withdrawals
	a.	Certificateholder Distribution	$1,809,274.97

	b.	Total Withdrawals from Certificate Payment Account	$1,809,274.97

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11	$2,425,000.11
	b.	Note Balance	$359,753,480.29

48.	Required Reserve Account Amount		$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,425,000.11
50.	Investment Earnings		$125.97
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,425,126.08
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$125.97

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,425,000.11
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$319,088.65
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$18,683,560.63
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,809,149.00
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$125.97
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$18,453,504.55
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$125,708.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$29,876.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,010.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,461.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,809,274.97

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$269,945.52
74.	Cumulative Net Losses			$13,677,671.33
75.	Cumulative Net Loss Percentage			1.4101%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	725	$9,946,534.77
	b.	61 to 90 days past due	203	$2,778,629.44
	c.	91 or more days past due	93	$1,093,411.20

	d.	Total Past Due (sum a-c)	1,021	13,818,575.41

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer